Government Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Government Loans
Schedule of loans

	March 31, 2022	December 31, 2021

Principal outstanding	$404,780	$423,089
Deferred loan costs, net of amortization	(3,268)	(3,496)
Subtotal	401,512	419,593
Less current portion	(74,739)	(74,134)

Total long term portion	$326,773	$345,459

	December 31, 2021	December 31, 2020

Principal outstanding	$423,089	$679,866
Deferred loan costs, net of amortization	(3,496)	(4,408)
Subtotal	419,593	675,458
Less current portion	(74,134)	(53,858)

Total long term portion	$345,459	$621,600

Schedule of Expected Benefit Payments [Table Text Block]
Payments expected for year ended	December 31, 2021
2022	$87,584
2023	87,584
2024	77,483
2025	58,728
2026	22,334
Thereafter	208,529
Subtotal	542,242
Less interest portion	(119,153)

Total debt balance	$423,089